Segment Report - Schedule of Segment Report (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 4,286.7	$ 4,195.2	$ 3,892.1
Cost of sales	(2,607.7)	(2,374.9)	(2,150.4)
Cost of sales before gold inventory change and amortisation and depreciation	(1,931.5)	(1,784.5)	(1,554.6)
Gold inventory change	168.1	122.8	65.5
Amortisation and depreciation	(844.3)	(713.2)	(661.3)
Other costs	1.5	(83.1)	(5.5)
Investment income	13.3	8.3	8.7
Finance expense	(72.5)	(100.9)	(126.7)
Loss on financial instruments	24.0	(100.4)	(238.9)
Share-based payments	(6.9)	(12.7)	(14.5)
Long-term incentive plan	(29.0)	(28.5)	(51.3)
Exploration expense	(81.0)	(60.6)	(49.7)
Restructuring costs	(11.3)	(1.3)	(2.0)
Ghana expected credit loss	(17.5)	(41.1)	(29.0)
Silicosis settlement costs	2.2	0.7	(0.3)
Impairment and reversal of impairment of investments and assets, net	(505.0)	(42.4)	50.6
Yamana break fee	300.0	0.0	0.0
Yamana transaction costs	(33.0)	0.0	0.0
Profit/(loss) on disposal of assets	10.4	8.5	(0.2)
Royalties	(110.4)	(112.4)	(105.0)
Mining and income taxation	(442.1)	(424.9)	(432.5)
Current taxation	(475.1)	(448.6)	(366.5)
Deferred taxation	33.0	23.7	(66.0)
Profit/(loss) for the year	721.7	829.5	745.4
– Owners of the parent	711.0	789.3	723.0
– Non-controlling interest holders	10.7	40.2	22.4
Total assets (excluding deferred taxation)	7,142.6	7,088.2	7,232.8
Total liabilities (excluding deferred taxation)	2,598.8	2,717.8	3,144.7
Net deferred taxation (assets)/liabilities	204.3	240.3	259.9
Capital expenditure	1,069.3	1,088.7	583.7
Investment in joint ventures	72.5	173.1
Total share of results of equity investees, net of taxation	(10.1)	32.0	2.6
Revenue from the sale of copper	201.6	232.3	144.1
Corporate and other
Disclosure of operating segments [line items]
Total share of results of equity investees, net of taxation	(10.1)	32.0	(2.6)
Corporate related costs	8.7	11.7	6.0
Operating segments
Disclosure of operating segments [line items]
Revenue	4,420.4	4,367.3	4,080.3
Cost of sales	(2,700.5)	(2,507.5)	(2,267.4)
Cost of sales before gold inventory change and amortisation and depreciation	(2,004.3)	(1,899.4)	(1,661.7)
Gold inventory change	158.7	127.4	78.5
Amortisation and depreciation	(854.9)	(735.5)	(684.2)
Other costs	(13.8)	(86.8)	(7.8)
Investment income	13.3	8.3	8.7
Finance expense	(72.5)	(100.9)	(126.7)
Loss on financial instruments	24.0	(100.4)	(238.9)
Share-based payments	(6.9)	(12.7)	(14.5)
Long-term incentive plan	(29.0)	(28.5)	(51.3)
Exploration expense	(81.0)	(60.6)	(49.7)
Restructuring costs	(11.3)	(1.3)	(2.0)
Ghana expected credit loss	(17.5)	(41.1)	(29.0)
Silicosis settlement costs	2.2	0.7	(0.3)
Impairment and reversal of impairment of investments and assets, net	(505.0)	(42.4)	50.6
Yamana break fee	300.0
Yamana transaction costs	(33.0)
Profit/(loss) on disposal of assets	10.4	8.5	(0.2)
Royalties	(117.1)	(121.0)	(114.4)
Mining and income taxation	(442.1)	(424.9)	(432.5)
Current taxation	(475.1)	(448.6)	(366.5)
Deferred taxation	33.0	23.7	(66.0)
Profit/(loss) for the year	740.4	856.5	804.9
– Owners of the parent	729.7	816.3	782.5
– Non-controlling interest holders	10.7	40.2	22.4
Total assets (excluding deferred taxation)	7,142.6	7,088.2	7,232.8
Total liabilities (excluding deferred taxation)	2,598.8	2,717.8	3,144.7
Net deferred taxation (assets)/liabilities	204.3	240.3	259.9
Capital expenditure	1,077.0	1,109.2	614.9
Operating segments | Corporate and other
Disclosure of operating segments [line items]
Revenue	0.0	0.0	0.0
Cost of sales	(15.1)	(17.4)	(11.9)
Cost of sales before gold inventory change and amortisation and depreciation	0.0	0.0	0.1
Gold inventory change	0.0	0.0	0.0
Amortisation and depreciation	(15.1)	(17.4)	(12.0)
Other costs	1.4	(43.7)	(8.6)
Investment income	2.2	(1.1)	(3.8)
Finance expense	(26.1)	(51.2)	(73.5)
Loss on financial instruments	(1.8)	8.7	67.6
Share-based payments	(3.7)	(6.7)	(7.9)
Long-term incentive plan	(6.7)	(9.1)	(13.6)
Exploration expense	(0.2)	(0.9)	(1.3)
Restructuring costs	0.0	0.0	0.0
Ghana expected credit loss	0.0	0.0	0.0
Silicosis settlement costs	2.2	0.7	(0.3)
Impairment and reversal of impairment of investments and assets, net	(113.6)	(30.8)	62.3
Yamana break fee	300.0
Yamana transaction costs	(33.0)
Profit/(loss) on disposal of assets	(0.1)	0.0	0.0
Royalties	0.0	0.0	0.0
Mining and income taxation	(93.4)	(9.8)	(28.0)
Current taxation	(84.2)	(28.0)	(11.3)
Deferred taxation	(9.2)	18.2	(16.7)
Profit/(loss) for the year	12.1	(161.3)	(19.0)
– Owners of the parent	12.1	(161.3)	(19.0)
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	(121.9)	291.6	113.7
Total liabilities (excluding deferred taxation)	(941.5)	(436.8)	(709.8)
Net deferred taxation (assets)/liabilities	(37.0)	(41.6)	(32.8)
Capital expenditure	2.2	0.8	$ 1.0
Asanko Gold
Disclosure of operating segments [line items]
Revenue	297.1	382.4
Amortisation and depreciation	(30.8)	(45.3)
Royalties	(14.9)	(19.1)
Profit/(loss) for the year	28.9	51.9
Investment in joint ventures	$ 72.5	59.5
Asanko Gold | Mining assets
Disclosure of operating segments [line items]
Asanko Gold - impairment		$ 52.8
South Deep
Disclosure of operating segments [line items]
Applicable tax rate	28.00%	29.00%	29.00%
Asanko
Disclosure of operating segments [line items]
Investment in joint ventures	$ 72.5	$ 59.5	$ 88.9
South Africa
Disclosure of operating segments [line items]
Royalties	(2.9)	(2.6)	(2.0)
South Africa | Operating segments | South Deep
Disclosure of operating segments [line items]
Revenue	587.9	523.8	400.1
Cost of sales	(365.7)	(347.9)	(258.1)
Cost of sales before gold inventory change and amortisation and depreciation	(324.6)	(312.2)	(227.2)
Gold inventory change	10.7	7.3	(1.8)
Amortisation and depreciation	(51.8)	(43.0)	(29.1)
Other costs	(4.0)	(6.0)	(1.5)
Investment income	6.9	2.6	1.7
Finance expense	(1.6)	(1.9)	(2.0)
Loss on financial instruments	0.0	0.0	(84.7)
Share-based payments	(0.9)	(0.3)	0.6
Long-term incentive plan	(4.3)	(1.6)	(5.0)
Exploration expense	0.0	0.0	0.0
Restructuring costs	0.0	0.0	0.0
Ghana expected credit loss	0.0	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	0.0	0.0	0.0
Yamana break fee	0.0
Yamana transaction costs	0.0
Profit/(loss) on disposal of assets	0.3	0.2	0.1
Royalties	(2.9)	(2.6)	(2.0)
Mining and income taxation	(69.0)	(51.8)	(13.9)
Current taxation	0.0	0.0	0.0
Deferred taxation	(69.0)	(51.8)	(13.9)
Profit/(loss) for the year	146.7	114.5	35.3
– Owners of the parent	141.3	110.4	35.0
– Non-controlling interest holders	5.4	4.1	0.3
Total assets (excluding deferred taxation)	1,083.6	898.3	881.2
Total liabilities (excluding deferred taxation)	1,080.8	1,117.9	1,287.2
Net deferred taxation (assets)/liabilities	(40.5)	(114.2)	(176.0)
Capital expenditure	118.7	89.3	49.1
Ghana
Disclosure of operating segments [line items]
Exploration expense	(12.1)	(9.6)	0.0
Royalties	(54.8)	(55.8)	(53.2)
Ghana | Operating segments
Disclosure of operating segments [line items]
Revenue	1,502.3	1,566.5	1,516.7
Cost of sales	(934.1)	(857.9)	(829.6)
Cost of sales before gold inventory change and amortisation and depreciation	(673.0)	(676.7)	(634.7)
Gold inventory change	67.3	106.0	71.8
Amortisation and depreciation	(328.3)	(287.2)	(266.7)
Other costs	(6.4)	(6.4)	(6.7)
Investment income	3.0	6.8	10.4
Finance expense	(20.0)	(23.5)	(26.4)
Loss on financial instruments	13.4	13.4	(93.9)
Share-based payments	(0.4)	(2.2)	(2.9)
Long-term incentive plan	(2.6)	(7.2)	(11.2)
Exploration expense	(12.2)	(9.6)	0.0
Restructuring costs	(11.3)	(1.3)	(1.2)
Ghana expected credit loss	(17.5)	(41.1)	(29.0)
Silicosis settlement costs	0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	(325.2)	0.0	(9.8)
Yamana break fee	0.0
Yamana transaction costs	0.0
Profit/(loss) on disposal of assets	0.0	0.0	0.0
Royalties	(61.5)	(64.4)	(62.5)
Mining and income taxation	(55.8)	(187.6)	(175.7)
Current taxation	(164.2)	(191.4)	(129.6)
Deferred taxation	108.4	3.8	(46.1)
Profit/(loss) for the year	71.7	385.4	278.2
– Owners of the parent	66.4	349.6	256.4
– Non-controlling interest holders	5.3	35.8	21.8
Total assets (excluding deferred taxation)	1,770.5	2,159.0	2,569.1
Total liabilities (excluding deferred taxation)	459.6	496.4	735.3
Net deferred taxation (assets)/liabilities	175.4	283.8	287.7
Capital expenditure	296.8	252.9	198.3
Ghana | Operating segments | Tarkwa
Disclosure of operating segments [line items]
Revenue	953.8	936.9	927.7
Cost of sales	(591.9)	(482.4)	(465.1)
Cost of sales before gold inventory change and amortisation and depreciation	(406.9)	(339.7)	(294.5)
Gold inventory change	35.6	29.6	(2.4)
Amortisation and depreciation	(220.6)	(172.3)	(168.2)
Other costs	8.9	(0.7)	(1.7)
Investment income	2.8	6.0	9.6
Finance expense	(14.8)	(15.5)	(14.7)
Loss on financial instruments	9.5	11.6	(67.2)
Share-based payments	(0.3)	(2.1)	(2.9)
Long-term incentive plan	(2.0)	(5.5)	(8.1)
Exploration expense	(3.0)	(3.0)	0.0
Restructuring costs	(8.7)	(1.3)	(1.2)
Ghana expected credit loss	(13.6)	(23.4)	(29.0)
Silicosis settlement costs	0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	(325.2)	0.0	0.0
Yamana break fee	0.0
Yamana transaction costs	0.0
Profit/(loss) on disposal of assets	0.0	0.0	0.0
Royalties	(38.2)	(37.5)	(37.1)
Mining and income taxation	(10.1)	(123.3)	(136.8)
Current taxation	(110.6)	(110.3)	(129.6)
Deferred taxation	100.5	(13.0)	(7.2)
Profit/(loss) for the year	(32.8)	259.8	173.5
– Owners of the parent	(29.5)	233.8	156.2
– Non-controlling interest holders	(3.3)	26.0	17.3
Total assets (excluding deferred taxation)	1,342.9	1,786.3	2,035.1
Total liabilities (excluding deferred taxation)	337.2	359.1	359.7
Net deferred taxation (assets)/liabilities	161.3	261.8	248.9
Capital expenditure	229.0	209.0	147.2
Ghana | Operating segments | Damang
Disclosure of operating segments [line items]
Revenue	414.8	457.5	400.8
Cost of sales	(249.3)	(242.7)	(247.5)
Cost of sales before gold inventory change and amortisation and depreciation	(193.3)	(222.0)	(233.1)
Gold inventory change	41.1	71.9	61.2
Amortisation and depreciation	(97.1)	(92.6)	(75.6)
Other costs	0.0	(2.0)	(2.7)
Investment income	0.2	0.8	0.8
Finance expense	(5.2)	(8.0)	(11.7)
Loss on financial instruments	3.9	1.8	(26.7)
Share-based payments	(0.1)	(0.1)	0.0
Long-term incentive plan	(0.6)	(1.7)	(3.1)
Exploration expense	(9.2)	(6.6)	0.0
Restructuring costs	(2.6)	0.0	0.0
Ghana expected credit loss	(3.9)	(17.7)	0.0
Silicosis settlement costs	0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	0.0	0.0	(9.8)
Yamana break fee	0.0
Yamana transaction costs	0.0
Profit/(loss) on disposal of assets	0.0	0.0	0.0
Royalties	(16.6)	(18.3)	(16.0)
Mining and income taxation	(45.7)	(64.3)	(38.9)
Current taxation	(53.6)	(81.1)	0.0
Deferred taxation	7.9	16.8	(38.9)
Profit/(loss) for the year	85.7	98.7	45.2
– Owners of the parent	77.1	88.9	40.7
– Non-controlling interest holders	8.6	9.8	4.5
Total assets (excluding deferred taxation)	427.6	372.7	534.0
Total liabilities (excluding deferred taxation)	122.4	137.3	375.6
Net deferred taxation (assets)/liabilities	14.1	22.0	38.8
Capital expenditure	60.1	23.4	19.9
Ghana | Operating segments | Asanko
Disclosure of operating segments [line items]
Revenue	133.7	172.1	188.2
Cost of sales	(92.8)	(132.7)	(117.0)
Cost of sales before gold inventory change and amortisation and depreciation	(72.8)	(115.0)	(107.1)
Gold inventory change	(9.4)	4.6	13.0
Amortisation and depreciation	(10.6)	(22.3)	(22.9)
Other costs	(15.3)	(3.7)	(2.3)
Investment income	0.0	0.0	0.0
Finance expense	0.0	0.0	0.0
Loss on financial instruments	0.0	0.0	0.0
Share-based payments	0.0	0.0	0.0
Long-term incentive plan	0.0	0.0	0.0
Exploration expense	0.0	0.0	0.0
Restructuring costs	0.0	0.0	0.0
Ghana expected credit loss	0.0	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	0.0	0.0	0.0
Yamana break fee	0.0
Yamana transaction costs	0.0
Profit/(loss) on disposal of assets	0.0	0.0	0.0
Royalties	(6.7)	(8.6)	(9.4)
Mining and income taxation	0.0	0.0	0.0
Current taxation	0.0	0.0	0.0
Deferred taxation	0.0	0.0	0.0
Profit/(loss) for the year	18.8	27.0	59.5
– Owners of the parent	18.8	27.0	59.5
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	0.0	0.0	0.0
Total liabilities (excluding deferred taxation)	0.0	0.0	0.0
Net deferred taxation (assets)/liabilities	0.0	0.0	0.0
Capital expenditure	7.7	20.5	31.2
Peru
Disclosure of operating segments [line items]
Exploration expense	(2.8)	(1.6)	(1.4)
Royalties	(5.9)	(8.0)	(5.6)
Peru | Operating segments | Cerro Corona
Disclosure of operating segments [line items]
Revenue	434.7	434.8	368.8
Cost of sales	(300.9)	(263.9)	(232.0)
Cost of sales before gold inventory change and amortisation and depreciation	(224.9)	(190.0)	(158.3)
Gold inventory change	49.6	14.4	3.9
Amortisation and depreciation	(125.6)	(88.3)	(77.6)
Other costs	(6.6)	(10.5)	(4.8)
Investment income	0.0	0.0	0.0
Finance expense	(6.9)	(5.6)	(5.6)
Loss on financial instruments	0.0	(31.8)	(14.0)
Share-based payments	(1.1)	(1.5)	(1.5)
Long-term incentive plan	(4.2)	(1.0)	(5.3)
Exploration expense	(2.8)	(1.6)	(1.4)
Restructuring costs	0.0	0.0	0.0
Ghana expected credit loss	0.0	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	(65.6)	(1.6)	(1.9)
Yamana break fee	0.0
Yamana transaction costs	0.0
Profit/(loss) on disposal of assets	0.0	0.0	0.0
Royalties	(5.9)	(8.0)	(5.6)
Mining and income taxation	(12.8)	(54.5)	(42.8)
Current taxation	(43.4)	(61.2)	(52.2)
Deferred taxation	30.6	6.7	9.4
Profit/(loss) for the year	27.9	54.8	53.9
– Owners of the parent	27.9	54.5	53.6
– Non-controlling interest holders	0.0	0.3	0.3
Total assets (excluding deferred taxation)	691.2	797.2	771.8
Total liabilities (excluding deferred taxation)	282.6	294.1	318.1
Net deferred taxation (assets)/liabilities	19.7	50.3	57.0
Capital expenditure	46.0	55.7	49.9
Chile
Disclosure of operating segments [line items]
Exploration expense	(32.3)	(27.2)	(30.1)
Chile | Operating segments | Salares Norte
Disclosure of operating segments [line items]
Revenue	0.0	0.0	0.0
Cost of sales	(1.3)	0.0	0.0
Cost of sales before gold inventory change and amortisation and depreciation	(4.6)	0.0	0.0
Gold inventory change	9.7	0.0	0.0
Amortisation and depreciation	(6.4)	0.0	0.0
Other costs	0.5	(9.1)	21.6
Investment income	0.5	0.0	0.0
Finance expense	(0.1)	0.0	0.0
Loss on financial instruments	2.1	(60.0)	91.2
Share-based payments	(0.1)	(0.2)	0.0
Long-term incentive plan	(0.8)	(0.6)	0.0
Exploration expense	(32.3)	(27.2)	30.1
Restructuring costs	0.0	0.0	0.0
Ghana expected credit loss	0.0	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	(0.6)	0.0	0.0
Yamana break fee	0.0
Yamana transaction costs	0.0
Profit/(loss) on disposal of assets	0.0	0.0	0.0
Royalties	0.0	0.0	0.0
Mining and income taxation	8.2	84.8	7.4
Current taxation	(1.1)	(1.9)	7.4
Deferred taxation	9.3	86.7	0.0
Profit/(loss) for the year	(23.9)	(12.3)	75.3
– Owners of the parent	(23.9)	(12.3)	75.3
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	896.9	589.5	288.8
Total liabilities (excluding deferred taxation)	882.9	662.4	362.7
Net deferred taxation (assets)/liabilities	(96.0)	(86.7)	0.0
Capital expenditure	296.7	374.9	96.8
Australia
Disclosure of operating segments [line items]
Exploration expense	(33.6)	(21.3)	(16.9)
Royalties	(46.8)	(46.0)	(44.2)
Australia | Operating segments
Disclosure of operating segments [line items]
Revenue	1,895.5	1,842.3	1,794.7
Cost of sales	(1,083.5)	(1,020.4)	(935.9)
Cost of sales before gold inventory change and amortisation and depreciation	(777.2)	(720.5)	(641.6)
Gold inventory change	21.4	(0.3)	4.5
Amortisation and depreciation	(327.7)	(299.6)	(298.8)
Other costs	1.3	(11.0)	(7.8)
Investment income	0.7	0.0	0.4
Finance expense	(17.8)	(18.7)	(19.2)
Loss on financial instruments	10.3	(30.7)	(205.1)
Share-based payments	(0.7)	(1.8)	(2.8)
Long-term incentive plan	(10.4)	(9.0)	(16.2)
Exploration expense	(33.5)	(21.3)	(16.9)
Restructuring costs	0.0	0.0	(0.8)
Ghana expected credit loss	0.0	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	0.0	(10.0)	0.0
Yamana break fee	0.0
Yamana transaction costs	0.0
Profit/(loss) on disposal of assets	10.2	8.3	(0.3)
Royalties	(46.8)	(46.0)	(44.3)
Mining and income taxation	(219.3)	(206.0)	(164.7)
Current taxation	(182.2)	(166.1)	(166.0)
Deferred taxation	(37.1)	(39.9)	1.3
Profit/(loss) for the year	506.1	475.8	381.1
– Owners of the parent	506.1	475.8	381.1
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	2,822.3	2,352.6	2,608.2
Total liabilities (excluding deferred taxation)	834.4	583.8	1,151.2
Net deferred taxation (assets)/liabilities	182.7	148.7	124.1
Capital expenditure	316.6	335.6	219.8
Australia | Operating segments | St Ives
Disclosure of operating segments [line items]
Revenue	670.9	705.5	691.4
Cost of sales	(377.1)	(358.6)	(347.5)
Cost of sales before gold inventory change and amortisation and depreciation	(274.0)	(268.4)	(240.7)
Gold inventory change	6.1	(5.1)	6.6
Amortisation and depreciation	(109.2)	(85.1)	(113.4)
Other costs	(3.2)	(11.6)	(3.3)
Investment income	0.2	0.0	0.2
Finance expense	(2.1)	(1.0)	(1.7)
Loss on financial instruments	4.6	(11.0)	(80.1)
Share-based payments	(0.1)	(0.6)	(0.8)
Long-term incentive plan	(3.9)	(2.9)	(6.0)
Exploration expense	(14.8)	(9.7)	(7.5)
Restructuring costs	0.0	0.0	(0.8)
Ghana expected credit loss	0.0	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	0.0	(9.4)	0.0
Yamana break fee	0.0
Yamana transaction costs	0.0
Profit/(loss) on disposal of assets	10.2	7.4	0.0
Royalties	0.0	0.0	0.0
Mining and income taxation	0.0	0.0	0.0
Current taxation	0.0	0.0	0.0
Deferred taxation	0.0	0.0	0.0
Profit/(loss) for the year	0.0	0.0	0.0
– Owners of the parent	0.0	0.0	0.0
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	791.4	849.3	802.5
Total liabilities (excluding deferred taxation)	161.7	160.9	171.9
Net deferred taxation (assets)/liabilities	0.0	0.0	0.0
Capital expenditure	100.7	103.3	73.5
Australia | Operating segments | Agnew
Disclosure of operating segments [line items]
Revenue	427.9	402.0	411.5
Cost of sales	(254.9)	(237.3)	(228.3)
Cost of sales before gold inventory change and amortisation and depreciation	(183.0)	(168.2)	(157.3)
Gold inventory change	(1.2)	(4.3)	(5.4)
Amortisation and depreciation	(70.7)	(64.8)	(65.6)
Other costs	2.9	0.7	(1.7)
Investment income	0.1	0.0	0.1
Finance expense	(5.0)	(5.2)	(5.1)
Loss on financial instruments	2.3	(7.4)	(48.0)
Share-based payments	(0.2)	(0.5)	(0.6)
Long-term incentive plan	(2.3)	(1.9)	(4.1)
Exploration expense	(9.4)	(4.5)	(2.0)
Restructuring costs	0.0	0.0	0.0
Ghana expected credit loss	0.0	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	0.0	(0.6)	0.0
Yamana break fee	0.0
Yamana transaction costs	0.0
Profit/(loss) on disposal of assets	0.0	1.5	0.2
Royalties	0.0	0.0	0.0
Mining and income taxation	0.0	0.0	0.0
Current taxation	0.0	0.0	0.0
Deferred taxation	0.0	0.0	0.0
Profit/(loss) for the year	0.0	0.0	0.0
– Owners of the parent	0.0	0.0	0.0
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	880.0	815.7	755.4
Total liabilities (excluding deferred taxation)	147.0	162.4	173.4
Net deferred taxation (assets)/liabilities	0.0	0.0	0.0
Capital expenditure	85.1	88.2	51.9
Australia | Operating segments | Granny Smith
Disclosure of operating segments [line items]
Revenue	515.2	510.4	466.4
Cost of sales	(270.1)	(265.6)	(228.3)
Cost of sales before gold inventory change and amortisation and depreciation	(204.4)	(191.3)	(170.2)
Gold inventory change	1.3	(2.1)	3.1
Amortisation and depreciation	(67.0)	(72.2)	(61.2)
Other costs	2.0	0.2	(2.6)
Investment income	0.2	0.0	0.1
Finance expense	(2.0)	(2.1)	(2.4)
Loss on financial instruments	3.0	(8.0)	(51.6)
Share-based payments	(0.3)	(0.5)	(0.8)
Long-term incentive plan	(2.9)	(2.8)	(4.6)
Exploration expense	(7.6)	(5.6)	(6.2)
Restructuring costs	0.0	0.0	0.0
Ghana expected credit loss	0.0	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	0.0	0.0	0.0
Yamana break fee	0.0
Yamana transaction costs	0.0
Profit/(loss) on disposal of assets	0.0	(0.2)	(0.5)
Royalties	0.0	0.0	0.0
Mining and income taxation	0.0	0.0	0.0
Current taxation	0.0	0.0	0.0
Deferred taxation	0.0	0.0	0.0
Profit/(loss) for the year	0.0	0.0	0.0
– Owners of the parent	0.0	0.0	0.0
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	571.0	431.8	367.6
Total liabilities (excluding deferred taxation)	120.9	132.7	222.4
Net deferred taxation (assets)/liabilities	0.0	0.0	0.0
Capital expenditure	97.8	100.4	66.4
Australia | Operating segments | Gruyere
Disclosure of operating segments [line items]
Revenue	281.5	224.4	225.4
Cost of sales	(181.4)	(158.7)	(131.6)
Cost of sales before gold inventory change and amortisation and depreciation	(115.8)	(92.5)	(73.4)
Gold inventory change	15.2	11.3	0.3
Amortisation and depreciation	(80.8)	(77.5)	(58.5)
Other costs	(0.4)	(0.3)	(0.1)
Investment income	0.2	0.0	0.0
Finance expense	(8.7)	(10.4)	(10.0)
Loss on financial instruments	0.4	(4.3)	(25.4)
Share-based payments	(0.1)	(0.2)	(0.6)
Long-term incentive plan	(1.3)	(1.4)	(1.5)
Exploration expense	(1.7)	(1.5)	(1.2)
Restructuring costs	0.0	0.0	0.0
Ghana expected credit loss	0.0	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	0.0	0.0	0.0
Yamana break fee	0.0
Yamana transaction costs	0.0
Profit/(loss) on disposal of assets	0.0	(0.4)	0.0
Royalties	0.0	0.0	0.0
Mining and income taxation	0.0	0.0	0.0
Current taxation	0.0	0.0	0.0
Deferred taxation	0.0	0.0	0.0
Profit/(loss) for the year	0.0	0.0	0.0
– Owners of the parent	0.0	0.0	0.0
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	579.9	255.8	682.7
Total liabilities (excluding deferred taxation)	404.8	127.8	583.5
Net deferred taxation (assets)/liabilities	0.0	0.0	0.0
Capital expenditure	$ 33.0	$ 43.7	$ 28.0